Earnings per Share - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0.2	0.7	1.6
Smurfit Stone [Member]
Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Common Stock, Capital Shares Reserved For Future Issuance	0.0	0.2	0.3	1.4